Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, DC 20036 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Cillian M. Lynch, Esquire

202.419.8416

clynch@stradley.com

1933 Act Rule 497(j)

1933 Act File No. 002-97596

1940 Act File No. 811-04297

May 1, 2018

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	VanEck Funds (the “Registrant”)
File Nos. 002-97596 and 811-04297
Rule 497(j) filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 155 (the “Amendment”) to the Registration Statement of the Registrant. The Amendment was filed electronically with the U.S. Securities and Exchange Commission on April 26, 2018 and becomes effective on May 1, 2018.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/Cillian M. Lynch
Cillian M. Lynch, Esquire

A Pennsylvania Limited Liability Partnership